SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2014 $ / shares shares
Number of Outstanding [Member]
Number of Shares Outstanding	180,106
Number of Outstanding [Member] | Range of Exercise 0.20 [Member]
Number of Shares Outstanding	30,018
Weighted Average Remaining Contractual Life (years)	2 years 3 months 22 days
Weighted Average Exercise Price | $ / shares	$ 0.20
Number of Outstanding [Member] | Range of Exercise 2.32 [Member]
Number of Shares Outstanding	150,088
Weighted Average Remaining Contractual Life (years)	1 year 11 months 23 days
Weighted Average Exercise Price | $ / shares	$ 2.32
Number of Exercisable [Member]
Number of Shares Outstanding	180,106
Number of Exercisable [Member] | Range of Exercise 0.20 [Member]
Number of Shares Outstanding	30,018
Weighted Average Remaining Contractual Life (years)	2 years 3 months 22 days
Weighted Average Exercise Price | $ / shares	$ 0.20
Number of Exercisable [Member] | Range of Exercise 2.32 [Member]
Number of Shares Outstanding	150,088
Weighted Average Remaining Contractual Life (years)	1 year 11 months 23 days
Weighted Average Exercise Price | $ / shares	$ 2.32